Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations

10. Discontinued Operations

We disposed of one hotel in 2011, two hotels in 2010 (one of which was classified as held-for-sale as of December 31, 2009), six hotels in 2009 and two hotels in 2008. The 2009 dispositions include one hotel for which our ground lease expired in 2009 and, in connection therewith, the hotel reverted back to the ground lessor in 2010. The operations for these hotels are included in discontinued operations. The following table summarizes the revenues, income before taxes, and the gain on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held for sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	2010	2009	2008
Revenues	$14	$81	$186
Income before taxes	(3)	(88)	10
Gain (loss) on disposals, net of tax	(2)	26	24

Net income (loss) attributable to Host Inc. is allocated between continuing and discontinued operations as follows for the years ended December 31, (in millions):

	2010	2009	2008
Income (loss) from continuing operations, net of tax	$(126)	$(192)	$364
Discontinued operations, net of tax	(4)	(60)	31

Net income (loss) attributable to Host Hotels & Resorts, Inc.	$(130)	$(252)	$395

Net income (loss) attributable to Host L.P. is allocated between continuing and discontinued operations as follows for the years ended December 31, (in millions):

	2010	2009	2008
Income (loss) from continuing operations, net of tax	$(128)	$(196)	$379
Discontinued operations, net of tax	(4)	(61)	32

Net income (loss) attributable to Host Hotels & Resorts, L.P.	$(132)	$(257)	$411